4. Adoption of new standards, amendments to and interpretations (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Cost of sales	R$ 44,445	R$ 37,779	R$ 33,585
Gross profit	12,190	11,609	11,049
Operating income (expenses):
Depreciation and amortization	1,413	1,202	1,117
Other operating expenses, net	(459)	(203)	(576)
Profit from operations before net financial expenses and share of profit of associates	1,964	2,602	2,007
Financial expenses, net	(1,206)	(1,061)	(1,295)
Share of profit of associates	2	28	(93)
Income before income tax and social contribution	760	1,569	619
Income tax and social contribution	272	413	262
Net income (loss) for continuing operations	488	1,156	357
Net income (loss) from discontinued operations	348	128	500
Net income for the year	836	1,284	857
Attributable:
Non-controlling shareholders - discontinued operations	36	135	350
Total of non-controlling shareholders	R$ 46	135	350
As originally reported
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Cost of sales		(37,834)	(33,646)
Gross profit		11,554	10,988
Operating income (expenses):
Selling expenses		(7,297)	(7,027)
General and administrative expenses		(1,057)	(1,032)
Depreciation and amortization		(840)	(779)
Other operating expenses, net		(216)	(579)
Profit from operations before net financial expenses and share of profit of associates		2,144	1,571
Financial expenses, net		(474)	(730)
Share of profit of associates		33	(89)
Income before income tax and social contribution		1,703	752
Income tax and social contribution		(449)	(297)
Net income (loss) for continuing operations		1,254	455
Net income (loss) from discontinued operations		(74)	356
Net income for the year		1,180	811
Attributable:
Controlling shareholders - continuing operations		1,254	455
Controlling shareholders - discontinued operations		(61)	125
Total of controlling shareholders		1,193	580
Non-controlling shareholders - discontinued operations		(13)	231
Total of non-controlling shareholders		(13)	231
IFRS16 effects
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Cost of sales		55	61
Gross profit		55	61
Operating income (expenses):
Selling expenses		744	704
General and administrative expenses		8	6
Depreciation and amortization		(362)	(338)
Other operating expenses, net		13	3
Profit from operations before net financial expenses and share of profit of associates		458	436
Financial expenses, net		(587)	(565)
Share of profit of associates		(5)	(4)
Income before income tax and social contribution		(134)	(133)
Income tax and social contribution		36	35
Net income (loss) for continuing operations		(98)	(98)
Net income (loss) from discontinued operations		202	144
Net income for the year		104	46
Attributable:
Controlling shareholders - continuing operations		(98)	(98)
Controlling shareholders - discontinued operations		54	25
Total of controlling shareholders		(44)	(73)
Non-controlling shareholders - discontinued operations		148	119
Total of non-controlling shareholders		148	119
As restated
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Cost of sales		(37,779)	(33,585)
Gross profit		11,609	11,049
Operating income (expenses):
Selling expenses		(6,553)	(6,323)
General and administrative expenses		(1,049)	(1,026)
Depreciation and amortization		(1,202)	(1,117)
Other operating expenses, net		(203)	(576)
Profit from operations before net financial expenses and share of profit of associates		2,602	2,007
Financial expenses, net		(1,061)	(1,295)
Share of profit of associates		28	(93)
Income before income tax and social contribution		1,569	619
Income tax and social contribution		(413)	(262)
Net income (loss) for continuing operations		1,156	357
Net income (loss) from discontinued operations		128	500
Net income for the year		1,284	857
Attributable:
Controlling shareholders - continuing operations		1,156	357
Controlling shareholders - discontinued operations		(7)	150
Total of controlling shareholders		1,149	507
Non-controlling shareholders - discontinued operations		135	350
Total of non-controlling shareholders		R$ 135	R$ 350